Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Inventory write-off	$ 8,475
Production equipment cost	2,500
Fixed assets capitalized cost	1,500
Patent impairment	35,482
Amortization of license fees	0	$ 1,339
Research and development costs	328,026	149,650
Advertising costs	284,138	$ 0
Payment for rent, interest and costs	438,830
Overpaid loan amount	300,000
Legal contingencies, disputes amount	$ 527,876